COMMON STOCK - COMMON STOCK RESERVED FOR ISSUANCE (Details)	Dec. 31, 2012
Equity [Abstract]
Exercise and conversion of common stock warrants	1,743,056
Stock options outstanding	1,673,797
Stock options available for future grants under the 2008 Stock Plan	1,535,876
Total shares of common stock reserved	4,952,729